Tax Receivables	6 Months Ended
Jun. 30, 2025
Tax Receivables [Abstract]
Tax receivables
11.	Tax receivables

As of June 30, 2025, tax receivables amounted to €1.8 million (VAT: €0.2 million, income tax receivables: €1.5 million) compared to €1.8 million (VAT: €0.5 million, income tax receivables: €1.3 million) as of December 31, 2024.